Changes in accounting policies - Summary of notional amounts of our derivatives (Parenthetical) (Detail) $ in Billions	Nov. 01, 2020 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments	$ 53.1
USD LIBOR [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments	52.1
GBP LIBOR [Member]
Disclosure of detailed information about hedging instruments [line items]
Total undrawn Loan Commitments	$ 1.0